Finance Costs (Tables)	12 Months Ended
Mar. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs

Finance costs consisted of the following:

	Year ended March 31,
	2025	2024	2023

Interest expense in relating to finance lease	$29,015	$29,370	$15,874
Interest expense in relating to bank borrowing	5,687	6,460	8,077
	$34,702	$35,830	$23,951